William J. Evers
                                                      Vice President and Counsel
                                                                  (212) 314-5027
                                                             Fax: (212) 314-3959


                                                                October 15, 2009


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

   Re: AXA Equitable Life Insurance Company
       Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4/A File Nos. 333-160951 and 811-07659
       CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable") we are filing herewith Pre-Effective Amendment No. 2 to AXA Equitable's Form N-4 Registration Statement under the Securities Act of 1933 ("1933 Act") and Amendment No. 236 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to Separate Account No. 49 ("Separate Account") of AXA Equitable.

The purpose of the Pre-Effective Amendment is to update the disclosure in response to staff comments and to make other general changes. We plan to file another pre-effective amendment in response to any outstanding (and additional) staff comments at the appropriate time, as well as include the necessary financial statements.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.



                                                          Very truly yours,

                                                          /s/ William J. Evers
                                                          ---------------------
                                                          William J. Evers

cc:  Sonny Oh, Esq.
     Christopher E. Palmer, Esq.